Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Long-Term Incentive Granting Policy

We have a general policy of making equity grants (stock options and RSUs) for new executive officers and NEOs once our trading window opens on the third business day following the date our earnings announcements is made for each fiscal quarter. The annual LTIP grant (stock options, PBSs and RSUs) is generally made in the open trading window and at least two days after filing of our Annual Report on Form 10-K. The trading window generally remains open for 30 days (except it only remains open for 10 days following the date our earnings announcement is made for our third fiscal quarter). This timing is therefore generally consistent with when our executives and directors would be allowed to trade in our common stock under our insider trading policy. The Compensation Committee determined that granting stock compensation at this time was prudent in that it allowed for the market to process all reported public information prior to establishing the price as of the grant date. Such a practice thereby eliminates any potential manipulation regarding the timing of stock option grants. All equity grants for executives and NEOs are approved in advance by the Compensation Committee.

During fiscal year 2024, we did not grant stock options, stock appreciation rights, or similar option‐like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	The annual LTIP grant (stock options, PBSs and RSUs) is generally made in the open trading window and at least two days after filing of our Annual Report on Form 10-K. The trading window generally remains open for 30 days (except it only remains open for 10 days following the date our earnings announcement is made for our third fiscal quarter).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false